Document And Entity Information	Oct. 06, 2026
Document Information [Line Items]
Entity, Registrant Name	NEXTPLAT CORP
Document, Type	8-K
Document, Period End Date	Oct. 06, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-40447
Entity, Tax Identification Number	65-0783722
Entity, Address, Address Line One	400 Ansin Blvd, Suite A
Entity, Address, City or Town	Hallandale Beach
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33009
City Area Code	305
Local Phone Number	560-5381
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	NXPL
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0001058307